Intangible Assets, Net (Details) - Schedule of estimated future amortization expense	Dec. 31, 2021 USD ($)
Schedule of estimated future amortization expense [Abstract]
2022	$ 11,194
2023	11,194
2024	8,479
Thereafter
Total	$ 30,867